Receivables and Other Current Assets - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Trade and Other Receivables [Line Items]
Current trade receivables	€ 8,334	€ 10,969
Trade receivables
Disclosure of Trade and Other Receivables [Line Items]
Transfers	(192)
Telefónica United Kingdom | Trade receivables
Disclosure of Trade and Other Receivables [Line Items]
Transfers	207
Government
Disclosure of Trade and Other Receivables [Line Items]
Current trade receivables	€ 341	€ 352